UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Diversified Income Strategies Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2011 – 06/30/2012

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21637
Reporting Period: 07/01/2011 - 06/30/2012
BlackRock Diversified Income Strategies Fund, Inc.

============== BlackRock Diversified Income Strategies Fund, Inc. ==============

AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  009037201
Meeting Date: MAY 11, 2012   Meeting Type: Annual
Record Date:  APR 04, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Paul Gagne               For       For          Management
1.3   Elect Director Peter Gordon             For       For          Management
1.4   Elect Director Paul Houston             For       For          Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Pierre McNeil            For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration

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BUFFETS RESTAURANTS HOLDINGS, INC.

Ticker:       BUFR           Security ID:  11988P107
Meeting Date: DEC 15, 2011   Meeting Type: Annual
Record Date:  OCT 17, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William R. Floyd, Jr.    For       For          Management
1.2   Elect Director R. Michael Andrews, Jr.  For       For          Management
1.3   Elect Director Steven K. Lumpkin        For       For          Management
1.4   Elect Director Michael Markowitz        For       For          Management
1.5   Elect Director David C. Merritt         For       For          Management
1.6   Elect Director William M. Van Epps      For       For          Management
2     Ratify Auditors                         For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Diversified Income Strategies Fund, Inc.

Date:	August 27, 2012